Property and Equipment - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 8,708	$ 3,895
Less: Accumulated depreciation and amortization		(2,496)	(1,245)
Total property and equipment, net	$ 6,493	6,212	2,650
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		5,480	2,131
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		1,910	1,069
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 1,318	$ 695